Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ 630,227	$ 98,896	¥ 2,206,909	¥ (215,522)
Net cash provided by (used in) investing activities	1,994,845	313,035	1,041,496	(828,219)
Net cash provided by (used in) financing activities	(239,800)	(37,631)	(3,091,279)	1,749,512
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(45,587)	(7,154)	(6,282)	8,474
Collection of loans from Group companies	846,737	132,871	557,936	86,471
Cash paid as loans extended to Group companies	(238,254)	(37,387)	0	0
Net cash provided by (used in) investing activities	608,483	95,484	557,936	86,471
Repayment of loans to Group companies	(839,719)	(131,770)	0	0
Cash received as loans from Group companies	603,955	94,774	0	0
Other financing activities	(310,221)	(48,681)	(636,936)	(401,400)
Net cash provided by (used in) financing activities	(545,985)	(85,677)	(636,936)	(401,400)
Parent Company [Member] | Third party revenues [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ (45,587)	$ (7,154)	¥ (6,282)	¥ 8,474